N-4	Dec. 08, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Dec. 08, 2023
Amendment Flag	false
Jackson Advantage [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]
Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your prospectus has been updated as follows:

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

Portfolio Companies [Table Text Block]

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

Jackson Advantage [Member] | C000153487 [Member]
Prospectus:
Portfolio Company Name [Text Block]	JNL Multi-Manager Alternative Fund
Portfolio Company Adviser [Text Block]	Jackson National Asset Management, LLC
Portfolio Company Subadviser [Text Block]	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)
NY Perspective II (Contracts offered for sale on and after June 24, 2019) [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]
Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your prospectus has been updated as follows:

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

Portfolio Companies [Table Text Block]

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

NY Perspective II (Contracts offered for sale on and after June 24, 2019) [Member] | C000153487 [Member]
Prospectus:
Portfolio Company Name [Text Block]	JNL Multi-Manager Alternative Fund
Portfolio Company Adviser [Text Block]	Jackson National Asset Management, LLC
Portfolio Company Subadviser [Text Block]	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)
Elite Access II [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]
Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your prospectus has been updated as follows:

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

Portfolio Companies [Table Text Block]

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

Elite Access II [Member] | C000153487 [Member]
Prospectus:
Portfolio Company Name [Text Block]	JNL Multi-Manager Alternative Fund
Portfolio Company Adviser [Text Block]	Jackson National Asset Management, LLC
Portfolio Company Subadviser [Text Block]	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)
Perspective Advisory II [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]
Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your prospectus has been updated as follows:

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

Portfolio Companies [Table Text Block]

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

Perspective Advisory II [Member] | C000192217 [Member]
Prospectus:
Portfolio Company Name [Text Block]	JNL Multi-Manager Alternative Fund
Portfolio Company Adviser [Text Block]	Jackson National Asset Management, LLC
Portfolio Company Subadviser [Text Block]	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)
Jackson Retirement Investment Annuity [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]
Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your prospectus has been updated as follows:

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

Portfolio Companies [Table Text Block]

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

Jackson Retirement Investment Annuity [Member] | C000192217 [Member]
Prospectus:
Portfolio Company Name [Text Block]	JNL Multi-Manager Alternative Fund
Portfolio Company Adviser [Text Block]	Jackson National Asset Management, LLC
Portfolio Company Subadviser [Text Block]	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)
NY Elite Access Advisory II [Member]
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]
Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your prospectus has been updated as follows:

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

Portfolio Companies [Table Text Block]

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

NY Elite Access Advisory II [Member] | C000153487 [Member]
Prospectus:
Portfolio Company Name [Text Block]	JNL Multi-Manager Alternative Fund
Portfolio Company Adviser [Text Block]	Jackson National Asset Management, LLC
Portfolio Company Subadviser [Text Block]	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)